Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,874,192,614.04
Previously Paid Amount	13,810.00
Total Fee Amount	258,826.00
Total Offset Amount	0.00
Net Fee	$ 245,016.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A